Goodwill and other intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	$ 1,965
Intangible assets Ending Balance	1,488	$ 1,965
Carrying amount at the end of the year	1,488	1,965
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	1,965
Intangible assets Ending Balance	1,488	1,965
Carrying amount at the end of the year	$ 1,488	$ 1,965
Patent [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization period (straight-line, in years)	10 years	10 years
Patent [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortization period (straight-line, in years)	17 years	17 years
Gross carrying amount [member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	$ 5,173	$ 5,173
Additions	0	0
Impact of currency translation	0	0
Intangible assets Ending Balance	5,173	5,173
Carrying amount at the end of the year	5,173	5,173
Accumulated Depreciation [Member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets Beginning Balance	3,208	2,731
Amortization	477	477
Impact of currency translation	0	0
Intangible assets Ending Balance	3,685	3,208
Carrying amount at the end of the year	$ 3,685	$ 3,208